Non-Current Assets - Intangibles - Disclosure of Non-Current Assets - Intangibles (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Net book amount	$ 16,946,725	$ 18,329,155
Exchange difference	178,458	481,222
Amortization charge	(1,930,376)	(1,863,652)
Closing net book amount	15,194,807	16,946,725
Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	27,506,176	26,811,802
Closing net book amount	27,756,235	27,506,176
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(10,559,451)	(8,482,647)
Closing net book amount	(12,561,428)	(10,559,451)
Patents 1 [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	1,915,671	1,915,671
Closing net book amount	1,915,671	1,915,671
Patents 1 [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(1,915,671)	(1,915,671)
Closing net book amount	(1,915,671)	(1,915,671)
Intellectual Property Assets [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	16,836,763	18,219,193
Exchange difference	178,458	481,222
Amortization charge	(1,930,376)	(1,863,652)
Closing net book amount	15,084,845	16,836,763
Intellectual Property Assets [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	25,480,543	24,786,169
Closing net book amount	25,730,602	25,480,543
Intellectual Property Assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(8,643,780)	(6,566,976)
Closing net book amount	(10,645,757)	(8,643,780)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	109,962	109,962
Closing net book amount	109,962	109,962
Goodwill [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	109,962	109,962
Closing net book amount	$ 109,962	$ 109,962